SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Number of options
Outstanding at January 1, 2014	4,066,573
Granted	1,189,063
Exercised	(1,247,450)
Forfeited	(411,549)
Cancelled	(15,844)
Outstanding at December 31, 2014	3,580,793	4,066,573
Exercisable	1,033,306
Weighted average exercise price
Outstanding at January 1, 2014	$ 22.37
Granted	$ 25.31
Exercised	$ 22.40
Forfeited	$ 18.34
Cancelled	$ 12.37
Outstanding at December 31, 2014	$ 23.54	$ 22.37
Weighted average exercise price of options exercisable	$ 25.51
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 4 months 20 days	4 years 5 months 16 days
Exercisable	3 years 4 months 13 days
Aggregate intrinsic value
Outstanding at January 1, 2014	$ 75,598
Outstanding at December 31, 2014	97,061	75,598
Exercisable	$ 25,977